Share-Based Compensation - Summary of Share Based Compensation Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted-Average Grant-Date Fair Value	$ 96.52	$ 72.46	$ 50.38
SARs and Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Beginning, Number	1,305
Granted, Number	236
Exercised or converted, Number	(320)
Forfeited or expired, Number	(32)
Outstanding at Ending, Number	1,189	1,305
Vested or expected to vest at End, Number	1,169
Exercisable or convertible at End, Number	730
Outstanding at Beginning, Weighted-Average Exercise Price	$ 44.60
Granted, Weighted-Average Exercise Price	88.79
Exercised or converted, Weighted-Average Exercise Price	40.03
Forfeited or expired, Weighted-Average Exercise Price	73.60
Outstanding at End, Weighted-Average Exercise Price	53.80	$ 44.60
Vested or expected to vest at End, Weighted-Average Exercise Price	53.51
Exercisable or convertible at End, Weighted-Average Exercise Price	$ 41.06
Outstanding at End, Weighted-Average Remaining Contractual Term	7 years
Vested or expected to vest at End, Weighted-Average Remaining Contractual Term	7 years
Exercisable or convertible at End, Weighted-Average Remaining Contractual Term	6 years
Outstanding at End, Aggregate Intrinsic Value	$ (7,280)
Vested or expected to vest at End, Aggregate Intrinsic Value	(6,811)
Exercisable or convertible at End, Aggregate Intrinsic Value	$ 4,831
Restricted Shares and Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at Beginning, Number	493
Granted, Number	183
Exercised or converted, Number	(178)
Forfeited or expired, Number	(34)
Outstanding at End, Number	464	493
Outstanding at Beginning, Weighted-Average Grant-Date Fair Value	$ 54.76
Granted, Weighted-Average Grant-Date Fair Value	96.52
Exercised or converted, Weighted-Average Grant-Date Fair Value	43.11
Forfeited or expired, Weighted-Average Grant-Date Fair Value	70.99
Outstanding at End, Weighted-Average Grant-Date Fair Value	$ 74.50	$ 54.76